DERIVATIVE LIABILITIES - Warrants Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 02, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial liabilities [line items]
Proceeds from unit financing	$ 28,800
Unit financing, net of issue costs (in shares)	8,901,000		8,901,000
Units issued in the period, price per unit (in CAD per share)	$ 3.23
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares)	1,161,000
Number of common shares included in each unit (in shares)	1
Number of warrants issued in each unit that is issued (in shares)	0.5
Warrant term	4 years
Warrant exercise price (in CAD per share)	$ 3.65
Share issuance costs	$ 668	$ 71
Losses on change in fair value of derivatives		2,266	$ 26
Warrants
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 7,798	$ 5,506	$ 7,772